RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
The Plan invests in various investment securities. Investment securities are exposed to various risks, such as interest rate, market and credit risks that may be impacted by external financial, business and other factors including economic downturns, natural disasters, geopolitical conflicts or pandemic illness. Due to the level of risk associated with certain investment securities, it is at least possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the statements of net assets available for benefits. Additionally, the investments the Plan invests in may change their distribution or dividend policies, which could have an effect on the value of the investment securities.
The Plan’s investments may include underlying investments in securities with contractual cash flows, such as asset-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities, including securities backed by subprime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including impacts from external factors such as natural disasters, pandemic illness, real estate value, delinquencies or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
The Plan’s exposure to a concentration of credit risk is limited by the opportunity to diversify investments across multiple participant-directed fund elections including active and passively managed funds covering multiple asset classes. Additionally, the investments within each participant-directed fund election are further diversified into varied financial instruments, with the exception of the PBF Energy Inc. Class A common stock which primarily invests in a single security. The exposure to a concentration of credit risk is limited regarding the PBF Energy Inc. Class A common stock due to restrictions in place within the Plan limiting the amount that an individual participant can invest in this investment to a maximum of 10% of the aggregate value of their accounts.